Inventories - Disclosure of Provision for losses on inventories (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Balances at the beginning of the year	R$ (41,285)	R$ (38,935)
Provision for losses in breakdown of inventories	(47,658)	(41,285)
Additions	(23,151)	(5,652)
Reversal	16,778	3,302
Reversal of Inventory Impairment Loss Recognised in Profit or Loss	135,284
Balances at the end of the year	R$ (47,658)	R$ (41,285)